Supplemental Balance Sheet Data-Accounts Receivable-Net (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable—net	$ 191.5	$ 230.9
Allowance for Doubtful Accounts Receivable	0.4	0.4
Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable—net	185.7	225.0
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable—net	$ 5.8	$ 5.9